Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances
19 RELATED PARTY TRANSACTIONS AND BALANCES
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.
The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
JM Weshop (Cayman) Inc. (a)	An investee of the Group
Tencent Group (b)	Shareholder of the Group
Chen Qi	Founder and CEO of the Group

(a)	JM Weshop (Cayman) Inc. has been closed in November 2019.
(b)	Tencent Holdings Limited together with its subsidiaries are referred to as Tencent Group.

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
Marketing services to Tencent	1,081	12	—
Technology services to JM Wesho p	16,168	99	—

Total	17,249	111	—

Other income:
Equipment sales to JM Weshop	476	—	—

Cost of revenue:
Cloud technology services from Tencent Group	51,940	74,377	35,403
Payment processing fees to Tencent Group	17,393	18,214	10,354

Total	69,333	92,591	45,757

In June 2018, Mr. Qi Chen, one of the Company’s
co-founders,
exercised 87,990,491 stock options with exercise price of US$0.01 each. In connection with the exercise of the stock option, the Company extended to Mr. Chen a loan with principal amount of RMB6,840 including exercise amount of RMB5,533 and related tax of RMB1,307. The loan is unsecured and interest free, and RMB6,236 and RMB604 have been repaid in September and October 2018, respectively.
On July 18, 2018, pursuant to a share purchase agreement, the Company issued 157,047,506 convertible redeemable Series
C-3
preferred shares at a price of US$1.0188 per share for certain strategic business resources in accordance with a business cooperation agreement with Tencent Group, which were recognized as intangible assets with total fair value of RMB1,070,624. The Company estimated the fair value of the intangible assets with a combination of income approach and market approach. Under income approach, the key assumptions include expected revenue attributable to assets, discount rate and the remaining useful life. Under market approach, the key assumptions include market price of the license, discount rate and the remaining useful life. The Company made estimates and judgments in determining the fair value of the intangible assets with assistance from an independent valuation firm.
The Group had the following balances with the major related parties:

	As of March 31,
	2020	2021
	RMB	RMB
Due from Tencent Group	57	6,061

Due to Tencent Group	(12,018)	(6,234)

All balances with the related parties as of March 31, 2020 and 2021 were unsecured, interest free.
All balances with the related parties as of March 31, 2020 and 2021 had no fixed terms for repayment except for the balance due from Tencent Group of RMB5,914 as of March 31, 2021 resulting from the disposal of Xuanwei (Note 10), of which RMB5,323 has been received in April, 2021, and the remaining portion of RMB 591 is expected to be received within 2021.